LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Equity method investment
Equity investments without readily determinable fair value, carrying amount		¥ 156,859	$ 22,093	¥ 156,859
Cash consideration	¥ 354,018
Net realized gains on equity securities sold	247,145
Cainiao
Equity method investment
Equity investments without readily determinable fair value, carrying amount	71,667
Cash consideration	220,000
Net realized gains on equity securities sold	¥ 148,333
Percent of share of equity investment without readily determinable fair value	1.00%
Shanghai Fast Storehouse Intelligent Technology Co., Ltd
Equity method investment
Equity investments without readily determinable fair value, carrying amount	¥ 100,149
Cash consideration	347,294
Net realized gains on equity securities sold	¥ 247,145